Accumulated Other Comprehensive Income (Loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	$ 905.4	$ 786.5	$ 672.4
Stockholders' equity, ending balance	1,488.9	905.4	786.5
Pension and Other Post-retirement Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	(130.9)	(145.5)	(161.4)
Other comprehensive income (loss) before reclassification	(5.5)	8.5	10.1
Amounts reclassified from accumulated other comprehensive income	3.7	6.1	5.8
Stockholders' equity, ending balance	(132.7)	(130.9)	(145.5)
Derivatives Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	14.8	1.8	(3.8)
Other comprehensive income (loss) before reclassification	2.4	14.7	4.3
Amounts reclassified from accumulated other comprehensive income	(8.0)	(1.7)	1.3
Stockholders' equity, ending balance	9.2	14.8	1.8
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	(88.2)	(53.7)	(54.7)
Other comprehensive income (loss) before reclassification	17.0	(36.7)	3.1
Amounts reclassified from accumulated other comprehensive income	(1.1)	2.2	(2.1)
Stockholders' equity, ending balance	(72.3)	(88.2)	(53.7)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity, beginning balance	(204.3)	(197.4)	(219.9)
Other comprehensive income (loss) before reclassification	13.9	(13.5)	17.5
Amounts reclassified from accumulated other comprehensive income	(5.4)	6.6	5.0
Stockholders' equity, ending balance	$ (195.8)	$ (204.3)	$ (197.4)